Additional Notes - Summary of Changes Investment Adivo GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adivo GmbH [Line Items]
Additions	€ 0	€ 0
Decrease through derecognition, financial assets	0	0
Through Other Comprehensive Income	0	(387)
Gains (losses) on financial assets at fair value through profit or loss	0	0
Adivo GmbH	€ 0	€ 0	€ 387